SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

26.   SUBSEQUENT EVENTS

On March 29, 2023, the Company closed and completed its previously announced acquisition (the “Acquisition”) of Da Niang Dumplings and Bellagio, two leading restaurant chain businesses in China (collectively, the “Target Businesses”), from GTI, contemplated by the definitive agreement entered into by the parties (the “Agreement”).  As the Group and the Target Businesses are under the common control of GTI before and after the acquisition, the acquisition will be accounted as a common control transaction in a manner similar to the pooling-of-interests method.